Share-based compensation (Schedule of range of exercise prices of share options) (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	2,484,107	2,182,970	1,528,760
Weighted average exercise price	$ 7.42	$ 7.23	$ 7.38
Range of exercise prices $3.76 - $5.26 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	361,658
Weighted average remaining contractual life (years)	2 years 1 month 24 days
Weighted average exercise price	$ 3.76
Number of options exercisable | Share	361,658
Weighted average share price at exercise date	$ 3.76
Range of exercise prices $3.76 - $5.26 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	3.76
Range of exercise prices $3.76 - $5.26 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 5.26
Range of exercise prices $5.27 - $6.90 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	631,984
Weighted average remaining contractual life (years)	5 years 1 month 28 days
Weighted average exercise price	$ 6.75
Number of options exercisable | Share	152,408
Weighted average share price at exercise date	$ 6.75
Range of exercise prices $5.27 - $6.90 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	5.27
Range of exercise prices $5.27 - $6.90 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 6.9
Range of exercise prices $6.91 - $8.71 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	866,543
Weighted average remaining contractual life (years)	6 years 1 month 24 days
Weighted average exercise price	$ 7.5
Number of options exercisable | Share	0
Weighted average share price at exercise date	$ 0
Range of exercise prices $6.91 - $8.71 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	6.91
Range of exercise prices $6.91 - $8.71 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 8.71
Range of exercise prices $8.72 - $10.17 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	365,988
Weighted average remaining contractual life (years)	4 years 1 month 28 days
Weighted average exercise price	$ 9.92
Number of options exercisable | Share	223,287
Weighted average share price at exercise date	$ 9.92
Range of exercise prices $8.72 - $10.17 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	8.72
Range of exercise prices $8.72 - $10.17 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.17
Range of exercise prices $10.18 - $10.42 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share	257,934	345,870
Weighted average remaining contractual life (years)	3 years 1 month 24 days	4 years 1 month 24 days
Weighted average exercise price	$ 10.42	$ 10.42
Number of options exercisable | Share	257,934	230,514
Weighted average share price at exercise date	$ 10.42	$ 10.42
Range of exercise prices $10.18 - $10.42 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	10.18	10.18
Range of exercise prices $10.18 - $10.42 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price	$ 10.42	$ 10.42
Range of exercise prices $3.76 - $4.82 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		568,801
Weighted average remaining contractual life (years)		3 years 1 month 24 days
Weighted average exercise price		$ 3.76
Number of options exercisable | Share		568,801
Weighted average share price at exercise date		$ 3.76
Range of exercise prices $3.76 - $4.82 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		3.76
Range of exercise prices $3.76 - $4.82 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 4.82
Range of exercise price of $5.91 - $6.75 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		779,959
Weighted average remaining contractual life (years)		6 years 2 months 1 day
Weighted average exercise price		$ 6.75
Number of options exercisable | Share		0
Weighted average share price at exercise date		$ 0
Range of exercise price of $5.91 - $6.75 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		5.91
Range of exercise price of $5.91 - $6.75 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 6.75
Range of exercise price of $6.76 - $10.17 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | Share		488,340
Weighted average remaining contractual life (years)		5 years 2 months 1 day
Weighted average exercise price		$ 9.76
Number of options exercisable | Share		174,989
Weighted average share price at exercise date		$ 9.57
Range of exercise price of $6.76 - $10.17 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		6.76
Range of exercise price of $6.76 - $10.17 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price		$ 10.17